Realignment of Capital Structure and Going Concern	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Realignment of Capital and Going Concern
Realignment of Capital Structure and Going Concern
During the 2017 fiscal year, the Company announced as part of its long-term strategy an objective to realign its capital structure, which includes an intention to significantly reduce the Company’s existing secured and unsecured debt obligations. On October 20, 2017, as part of the Company’s efforts to realign its capital structure, the Company and one of its wholly-owned direct subsidiaries commenced a court proceeding under the Canada Business Corporation Act ("CBCA"). The CBCA is a Canadian corporate statute that includes provisions that allow Canadian corporations to restructure certain debt obligations, and is not a bankruptcy or insolvency statute. The preliminary interim order issued by the Ontario Superior Court of Justice (the "Court") provides a stay of proceedings against any third party that is party to, or a beneficiary of, any loan, note, commitment, contract or other agreement with the Company or any of its subsidiaries, including the Company's debtholders, from exercising any rights or remedy or any proceeding, including, without limitation, terminating, demanding, accelerating, setting-off, amending, declaring in default or taking any other action under or in connection with any loan, note, commitment, contract, or other agreement of the Company and its subsidiaries on the terms set out in the Court order.
In connection with the Company's efforts to realign its capital structure and as contemplated by the CBCA proceedings, the Company has elected to not make scheduled payments on the following debt obligations: payments under its 7% unsecured senior notes (Note 14 (d)); payments under its 9.5% unsecured senior notes (Note 14 (c)); and payments under its unsecured extended equity bridge facility (Note 14 (b)). In addition, as part of the CBCA proceedings, the Company has terminated the $200 million revolving facility under the Concordia International Credit Agreement (as defined herein), that was not drawn at the time of the commencement of the CBCA proceedings. During the CBCA proceedings, the Company has been, and intends to, continue to make scheduled ordinary course interest and principal payments under its secured debt facilities (Note 14 (a) and (e)), as applicable. Refer to Note 14 for additional details associated with events of default applicable under certain of the Company's credit facilities. On November 9, 2017, the Company entered into an agreement to settle its $34 million equity bridge facility at a discounted amount (Note 14 (b)).
The commencement of the CBCA proceedings resulted in an event of default under the Concordia International Credit Agreement, the indentures governing the Company's 9% senior secured notes and 9.5% unsecured notes and the cross currency swap agreements ("Currency Swaps"), which defaults are subject to the stay of proceedings granted by the Court. As a result of the foregoing events of default, a cross default was triggered under the indenture governing the 7% unsecured senior notes and the extended bridge facility, however any demand for payment of this debt has been stayed by the preliminary interim order granted by the Court in the CBCA proceedings. As a result of these events all debt arrangements are presented as current liabilities. On October 20, 2017, the Company was notified by the counterparty to the Currency Swaps that one or more events of default occurred under the swap agreements as a result of the Company obtaining a preliminary interim order from the Court pursuant to the arrangement provisions of the CBCA. As a result of the foregoing, the counterparty to the Currency Swaps designated October 23, 2017 as the early termination date with respect to all transactions under the Currency Swaps. During the CBCA proceedings, the Company has been and intends to continue to make interest payments on the termination amount of the Currency Swaps, pursuant to the terms of the termination agreement between the Company and the counterparty.
Future liquidity and operations of the Company are dependent on the ability of the Company to restructure its debt obligations and to generate sufficient operating cash flows to fund its on-going operations. If the Company does not complete the realignment of its capital structure through the CBCA process described above, it will be necessary to pursue other restructuring strategies, which may include, among other alternatives, proceedings under the Companies Creditors Arrangement Act and / or a filing under the United States Bankruptcy Code. The Company may not be able to restructure and reduce its debt obligations and this results in a material uncertainty that may cast significant doubt upon the Company’s ability to continue as a going concern.
These financial statements have been prepared on a going concern basis, which asserts the Company has the ability in the near term to continue to realize its assets and discharge its liabilities and commitments in a planned manner giving consideration to the above and expected possible outcomes. Conversely, if the going concern assumption is not appropriate, adjustments to the carrying amounts of the Company's assets, liabilities, revenues, expenses and balance sheet classifications may be necessary, and these adjustments could be material.
As of December 31, 2017, the Group’s liquidity primarily consisted of approximately $327 million (2016 - $398 million) of cash and cash equivalents. During the CBCA process, the Company intends to continue to operate its business and satisfy its obligations to its service providers, suppliers, contractors and employees in the ordinary course of business.